Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss)
Revenues	$ 1,599,032,140	$ 1,639,959,815	$ 1,539,977,511
Other operating income	35,904,948	19,767,514	3,832,806
Revenues and Other Operating Income from continuing operations	1,634,937,088	1,659,727,329	1,543,810,317
Raw materials and consumables used	(903,978,006)	(895,060,114)	(880,891,223)
Contribution Margin from continuing operations	730,959,082	764,667,215	662,919,094
Other work performed by the entity and capitalized	7,226,484	9,758,304	15,250,810
Employee benefits expense	(54,222,470)	(60,350,072)	(70,969,357)
Depreciation and amortization expense	(117,337,553)	(132,600,381)	(124,835,559)
Impairment loss recognized in the period’s profit or loss	55,494	(30,785,531)	9,793,652
Other expenses	(102,821,020)	(119,303,215)	(90,339,822)
Operating Income from continuing operations	463,860,017	431,386,320	401,818,818
Other gains, net	113,088,869	121,490,974	4,015,401
Financial income	5,273,672	6,150,751	234,821
Financial costs	(50,851,829)	(55,701,778)	(64,206,719)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(2,696,904)	7,878,201	8,905,045
Foreign currency exchange differences	8,822,301	13,266,320	(53,880,472)
Gains from indexed assets and liabilities, net	145,608	606,075	3,600,187
Income from continuing operations before income taxes	537,641,734	525,076,863	300,487,081
Income tax expense, continuing operations	(112,099,519)	(83,216,935)	(76,655,819)
NET INCOME FROM CONTINUING OPERATIONS	425,542,215	441,859,928	223,831,262
Discontinued operations
Profit after tax for the year from discontinued operations		79,572,445	411,189,551
NET PROFIT FOR THE YEAR	425,542,215	521,432,373	635,020,813
Net profit for the year attributable to
Shareholders of the parent company	418,453,814	472,558,428	392,868,115
Non-controlling interests	$ 7,088,401	$ 48,873,945	$ 242,152,698
Basic earnings per share
Basic earnings per share from continuing operations	$ 51.02	$ 52.77	$ 25.89
Basic earnings per share from discontinued operation		4.85	22.01
Total Basic earnings per share	$ 51.02	$ 57.62	$ 47.90
Weighted average number of shares of common stock	8,201,754,580	8,201,754,580	8,201,754,580
Diluted earnings per share
Diluted earnings per share from continuing operations	$ 51.02	$ 52.77	$ 25.89
Diluted earnings per share from discontinued operation		4.85	22.01
Total Diluted earnings per share	$ 51.02	$ 57.62	$ 47.90
Net Profit for the Year	$ 425,542,215	$ 521,432,373	$ 635,020,813
Components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss, before income taxes
Remeasurement losses from defined benefit plans	251,976	(1,757,402)	(216,648)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	251,976	(1,757,402)	(216,648)
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before income taxes
Foreign currency translation losses, net	(3,690,798)	(139,529,128)	(244,110,922)
Gains (losses) from available-for-sale financial assets, net	8	18	(441,585)
Net gains (losses) from cash flow hedges	73,333,487	66,502,675	(151,642,828)
Reclassification adjustments on cash flow hedges	23,976,029	20,456,663	15,850,894
Share of other comprehensive income from investments accounted for using the equity method		(11,904,709)	(2,475,299)
Other comprehensive loss that will be reclassified subsequently to profit or loss	93,618,726	(64,474,481)	(382,819,740)
Total other comprehensive income (loss), before income taxes	93,870,702	(66,231,883)	(383,036,388)
Income taxes related to components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	(68,034)	474,498	(5,476)
Income tax related to components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss	(68,034)	474,498	(5,476)
Income taxes related to components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before income taxes
Income tax related to cash flow hedge	(26,139,149)	(20,924,809)	35,463,169
Income tax related to available-for-sale financial assets	(2)	(5)	10
Income taxes related to components of comprehensive income (losses) that will be reclassified subsequently to profit or loss	(26,139,151)	(20,924,814)	35,463,179
Total Other Comprehensive Income (Loss)	67,663,517	(86,682,199)	(347,578,685)
TOTAL COMPREHENSIVE INCOME	493,205,732	434,750,174	287,442,128
Comprehensive income (loss) attributable to
Shareholders of the parent company	486,205,094	450,858,649	132,746,446
Non-controlling interests	$ 7,000,638	$ (16,108,475)	$ 154,695,682